Property, plant and equipment - Right-of-use assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment
Opening balance	R$ 35,225	R$ 10,075
New agreements	32,590	21,280
Transfers	18,350	4,643
Exchange- rate change	(1,933)	3,831
Business Combination	(14,610)	3,852
Depreciation	(30,567)	(8,456)
Net value	68,275	35,225
Cost
Property, plant and equipment
Opening balance	55,986
Net value	129,670	55,986
Accumulated depreciation
Property, plant and equipment
Opening balance	(20,760)
Net value	(61,395)	(20,760)
Right-of-use assets
Property, plant and equipment
Opening balance	35,225	10,075
New agreements	32,590	21,280
Transfers	18,350	4,643
Exchange- rate change	(1,933)	3,831
Business Combination	(14,610)	3,852
Depreciation	(30,567)	(8,456)
Net value	68,275	35,225
Right-of-use assets | Cost
Property, plant and equipment
Opening balance	55,986
Net value	129,670	55,986
Right-of-use assets | Accumulated depreciation
Property, plant and equipment
Opening balance	(20,760)
Net value	R$ (61,395)	R$ (20,760)